Long-term Investments: Schedule of Long-term Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Equity method investments in related parties	$ 8,150		$ 8,764
Available-for-sale securities	2,923		5,512
Cost method investments	8,500		6,641
Other Miscellaneous Long-term Investments	2,574		2,471
Total other long-term investments	13,997	[1]	14,624	[1]
Total Long-term Investments	$ 22,147		$ 23,388

[1]	See Note 8